Borrowings (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Borrowings [Line Items]
Marketable equity securities	$ 7,281,188		$ 4,980,098
Minimum [Member]
Borrowings [Line Items]
Borrowings bear interest	19.25%
Maximum [Member]
Borrowings [Line Items]
Borrowings bear interest	19.50%
Secured Bank Loan [Member]
Borrowings [Line Items]
Bank loan was borrowed	1.20%
Net carrying amount	$ 4,124,771		$ 4,221,256
Interest expense	59,542
Independent Third Party [Member]
Borrowings [Line Items]
Interest expense	$ 174,186